MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT
 SECURITIES INC.
Two World Trade Center
New York, New York 10048
(212) 392-1600






                                        	May 7, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Natural Resource
	Development Securities Inc.
     File #811-3129
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of
Additional Information that would have been filed under Section
 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via
EDGAR with the Securities and Exchange Commission on April 27, 2001.


 						Very truly yours,

				/s/     Marilyn K. Cranney
 					Marilyn K. Cranney
                              Assistant Secretary



cc: Barry Fink, Esq.
      Larry Greene, Esq.